Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Orbis Corp
Entity Central Index Key	0001621430
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Entity Filer Category	Smaller Reporting Company
Amendment Flag	false